Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Provision

The income tax provision consisted of the following:

	Year ended September 30,
	2015	2014	2013
Current:
Federal	$17,414	$25,988	$34,364
Foreign	1,765	1,383	1,895
State	7,579	4,473	8,192
	26,758	31,844	44,451
Deferred:
Federal	14,798	2,327	3,855
Foreign	(657)	(648)	(493)
State	2,868	1,399	1,054
	17,009	3,078	4,416
	$43,767	$34,922	$48,867

Principal Reason for the Difference Between Effective Income Tax Rate and the Statutory Federal Income
The following table shows the principal reasons for the differences between the effective income tax rate and the statutory federal income tax rate:

	Year ended September 30,
	2015	2014	2013
Federal income taxes at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.63	4.24	4.95
Non-deductible professional fees related to RSG acquisition	2.15	—	—
Other	(0.51)	0.10	0.28
Total	41.27%	39.34%	40.23%

Components of the Company's Deferred Taxes
These temporary differences are determined according to ASC 740 Income Taxes. Temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

	September 30, 2015	September 30, 2014
Deferred tax liabilities:
Excess tax over book depreciation and amortization	$(79,924)	$(72,670)
Inventory Valuation	(2,511)
Other	(615)	(527)
	(83,050)	(73,197)
Deferred tax assets:
Deferred compensation	11,622	9,095
Allowance for doubtful accounts	569	2,956
Accrued vacation & other	3,515	3,194
Unrealized loss on financial derivatives	844	753
Inventory valuation	—	7,709
	16,550	23,707
Net deferred income tax liability	$(66,500)	$(49,490)
Net deferred income tax asset (liability) – Current	$2,309	$14,610
Net deferred income tax asset (liability) – Non-current	$(68,809)	$(64,100)

Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Income Tax Benefits
A reconciliation of the beginning and ending amounts of the gross unrecognized income tax benefits is as follows:

	Year Ended September 30,
	2015	2014
Balance, beginning of year	$82	$364
Current year uncertain tax positions	—	—
Settlements	—	(282)
Balance, end of year	$82	$82